                            Domini Social Equity Fund
                          6 St. James Avenue, 9th Floor
                                Boston, MA 02116
                                 (617) 423-0800



VIA EDGAR

September 29, 1997

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

Re: Rule 24f-2 Notice for Domini Social Equity Fund (the "Registrant") (Registration Statement File No. 33-29180)

The purpose of this letter is to notify the Commission within 60 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:         Domini Social Equity Fund
                                             6 St. James Avenue, 9th Floor
                                             Boston, MA  02116

2.       Name of each series or class of funds for which this notice is filed:

         Domini Social Equity Fund

3.       Investment Company Act File Number: 811-05823
         Securities Act File Number:         33-29180

4.       Last day of fiscal year for which this notice is filed:   July 31, 1997

5.       Not applicable

6.       Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

Division of Investment Management
Securities and Exchange Commission
September 29, 1997
Page 2


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year:

                    4,298,608                          $91,114,168

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                    4,298,608                          $91,114,168

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

                     57,225                            $ 1,170,272

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  Rule 24f-2 (from Item 10):                        $ 91,114,168

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                   + 1,170,272

         (iii)             Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):           - 17,962,957

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to Rule 24e-2 (if applicable):      +          0

         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on Rule 24f-2
                  (line (i), plus line (ii), less line (iii), plus
                  line (iv) (if applicable)):                         74,321,483

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation:                                    x  .00030303

         (vii)    Fee due (line (i) or line (v) multiplied by
                  line (vi)):                                       $  22,521.66

Division of Investment Management
Securities and Exchange Commission
September 29, 1997
Page 3


13.      Date of wire transfer of filing to the Commission's lockbox depository:
         September 25. 1997

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Very truly yours,

DOMINI SOCIAL EQUITY FUND



/s/ John R. Elder
John R. Elder
Treasurer

DSI320

                            Philip W. Coolidge, Esq.
                          6 St. James Avenue, 9th Floor
                           Boston, Massachusetts 02116
                                 (617) 423-0800


                                                       September 29, 1997


Domini Social Equity Fund
6 St. James Avenue
Boston, Massachusetts 02116

RE:   Rule 24f-2 Notice for Domini Social Equity Fund (the "Fund")

         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of shares of common stock (without par value per share) (the "Shares") of the Fund, a series of Domini Social Equity Fund, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the
"Commission") with respect to the Trust's fiscal year ended July 31, 1997, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

     This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. I understand that the foregoing limitation is acceptable to you.

     Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Fund may under certain circumstances be held personally liable for its obligations.


                                                  Very truly yours,

                                                 /S/ PHILIP W. COOLIDGE

                                                  Philip W. Coolidge, Esq.